Consolidated statement of income - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Consolidated Statement of Income [Line Items]
Interest and similar income	[1]	€ 5,323	€ 3,994	€ 9,801	€ 8,269
Interest expense		1,959	1,342	3,584	2,820
Net interest income		3,364	2,652	6,217	5,448
Provision for credit losses		233	75	525	144
Net interest income after provision for credit losses		3,131	2,577	5,692	5,304
Commissions and fee income		2,501	2,574	5,257	5,313
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		1,815	983	3,119	2,584
Net gains (losses) on financial assets at amortized cost		(4)	6	(4)	4
Net gains (losses) on financial assets at fair value through other comprehensive income		(39)	22	(34)	130
Net income (loss) from equity method investments		67	40	95	64
Other income (loss)		(5)	(33)	237	248
Total noninterest income		4,335	3,591	8,670	8,343
Compensation and benefits		2,690	2,551	5,346	5,183
General and administrative expenses		2,217	2,361	4,981	5,287
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		(36)	86	(80)	102
Total noninterest expenses		4,870	4,998	10,247	10,572
Profit (loss) before tax		2,596	1,170	4,115	3,075
Income tax expense (benefit)		561	333	959	995
Profit (loss)		2,035	837	3,155	2,081
Profit (loss) attributable to noncontrolling interests		33	33	73	69
Profit (loss) attributable to Deutsche Bank shareholders and additional equity components		€ 2,002	€ 804	€ 3,083	€ 2,012

[1]	Interest and similar income include € 4.3 billion for the three months ended June 30, 2022 and € 3.2 billion for the three months ended June 30, 2021,
€ 7.9 billion for the six
months ended June 30, 2022 and € 6.6 billion for the six months ended June 30, 2021, were calculated based on the effective interest method.